Summary of Finance Charges (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest:
Long-term debt	$ 110,730	$ 121,810
Lease obligation	3,389
Other	21	378
Income	(1,576)	(1,444)
Amortization of debt issue costs	5,889	6,434
Finance charges	$ 118,453	$ 127,178